NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of consolidated [line items]
Accumulated non-controlling interest	$ 77.3	$ 87.3
Net earnings (loss) attributable to non-controlling interests	(0.7)	16.2
Current assets	951.1	1,395.5
Total non- current assets	3,020.5	2,758.8
Current liabilities	(581.7)	(334.8)
Non-current liabilities	(1,072.8)	(1,274.0)
Revenues	1,151.7	1,241.7
Net earnings (loss) and OCI	(209.4)	96.0
Net cash from (used in) operating activities	285.0	347.6
Net cash used in investing activities	(630.7)	(246.2)
Net cash from (used in) financing activities	(41.2)	0.8
Increase (decrease) in cash and cash equivalents	$ (396.6)	$ 110.9
IAMGOLD Essakane S.A. ("Essakane S.A.")
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	10.00%	10.00%
Accumulated non-controlling interest	$ 59.2	$ 55.2
Net earnings (loss) attributable to non-controlling interests	7.1	13.0
Dividends paid to non-controlling interests	3.1	0.5
Current assets	294.4	355.6
Total non- current assets	849.7	975.1
Current liabilities	(128.9)	(130.6)
Non-current liabilities	(257.4)	(480.8)
Net assets	757.8	719.3
Revenues	816.3	715.0
Net earnings (loss) and OCI	69.3	128.5
Net cash from (used in) operating activities	388.5	252.0
Net cash used in investing activities	(142.2)	(120.3)
Net cash from (used in) financing activities	(263.9)	(105.8)
Increase (decrease) in cash and cash equivalents	$ (17.6)	$ 25.9
Rosebel Gold Mines N.V.
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	5.00%	5.00%
Accumulated non-controlling interest	$ 14.4	$ 27.3
Net earnings (loss) attributable to non-controlling interests	(8.6)	1.6
Dividends paid to non-controlling interests	4.3	0.0
Current assets	144.2	304.5
Total non- current assets	569.6	697.6
Current liabilities	(98.6)	(92.0)
Non-current liabilities	(275.3)	(312.1)
Net assets	339.9	598.0
Revenues	277.2	380.5
Net earnings (loss) and OCI	(173.0)	31.8
Net cash from (used in) operating activities	32.9	144.5
Net cash used in investing activities	(101.5)	(19.4)
Net cash from (used in) financing activities	(63.5)	(18.6)
Increase (decrease) in cash and cash equivalents	$ (132.1)	$ 106.5
Boto
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	10.00%	10.00%
Accumulated non-controlling interest	$ 0.2	$ 0.3
Net earnings (loss) attributable to non-controlling interests	(0.1)	0.0
Dividends paid to non-controlling interests	0.0	0.0
Current assets	2.6	5.1
Total non- current assets	61.8	25.3
Current liabilities	(2.7)	(7.4)
Non-current liabilities	(58.7)	(19.4)
Net assets	3.0	3.6
Revenues	0.0	0.0
Net earnings (loss) and OCI	(0.7)	0.0
Net cash from (used in) operating activities	(0.6)	(0.1)
Net cash used in investing activities	(33.7)	(14.3)
Net cash from (used in) financing activities	32.1	19.4
Increase (decrease) in cash and cash equivalents	(2.2)	5.0
Subsidiaries with non-material non-controlling Interests
Disclosure of consolidated [line items]
Dividends paid to non-controlling interests	$ 1.9	$ 1.4